As filed with the Securities and Exchange Commission on April 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing Renaissance Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440, Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road, Suite 440, Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

The Cushing® Renaissance Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2013

Common Stock - 56.4%(1)	Shares	Fair Value
Chemicals - 7.7%(1)
United States - 4.6%(1)
The Dow Chemical Company(2)	75,000	$2,379,000
E.I. du Pont de Nemours and Company(2)	56,000	2,682,400
Westlake Chemical Corp.	25,000	2,155,500
Netherlands - 3.1%(1)
LyondellBasell Industries NV(2)	84,000	4,924,080
		12,140,980
Engineering & Construction - 2.1%(1)
Netherlands - 1.4%(1)
Chicago Bridge & Iron Co.	40,000	2,143,600
United States - 0.7%(1)
Chart Industries Inc.(3)	10,000	725,600
KBR, Inc.	15,000	455,850
		3,325,050
Exploration & Production - 3.3%(1)
United States - 3.3%(1)
Concho Res Inc.(3)	15,000	1,349,400
Denbury Res Inc.(3)	30,000	543,600
Occidental Petroleum Corporation(2)	20,000	1,646,600
Marathon Oil Corp. (2)	50,000	1,675,000
		5,214,600
Industrials - 5.0%(1)
United States - 5.0%(1)
Fluor Corporation	45,100	2,791,690
Trinity Industrials, Inc.	70,000	3,026,800
United Rentals, Inc.(3)	38,000	2,029,580
		7,848,070
Integrated Oil - 4.4%(1)
Canada - 1.8%(1)
Cenovus Energy Inc.	86,000	2,778,660
France - 0.9%(1)
Total SA	29,000	1,450,580
Netherlands - 1.7%(1)
Royal Dutch Shell PLC	39,500	2,593,175
		6,822,415
Manufacturing - 4.6% (1)
United States - 4.6% (1)
American Railcar Inds Inc.	20,000	872,800
Caterpillar Inc.	7,500	692,775
Cummins Inc.	10,000	1,158,700

Dresser-Ran Group Inc.(3)	35,000	2,158,100
FMC Technologies Inc.(3)	10,000	519,100
GreenBrier Cos Inc.(3)	90,000	1,822,500
		7,223,975
Metals & Mining - 1.0%(1)
United States - 1.0%(1)
Nucor Corporation	20,000	901,000
United States Steel Corp.	30,000	625,200
		1,526,200
Oil and Gas Services - 2.1%(1)
United Kingdom - 0.8%(1)
Ensco PLC	20,000	1,202,800
United States - 1.3%(1)
Hornbeck Offshore SVCS Inc.(3)	50,000	2,125,000
		3,327,800
Refining - 12.4%(1)
United States - 12.4%(1)
HollyFrontier Corporation(2)	93,000	5,226,600
Marathon Petroleum Corporation	72,100	5,975,648
Phillips 66 (2)	89,500	5,634,920
Western Refining Inc.	70,000	2,512,300
		19,349,468
Transportation - 7.8%(1)
Bermuda - 1.2%(1)
Golar LNG Ltd.	50,000	1,895,500
Canada - 2.3% (1)
Canadian Pac, LTD	30,000	3,645,600
United States - 4.3%(1)
Genesee & Wyoming Inc.(3)	7,500	671,400
Kansas City Southern	6,000	617,820
Kirby Corp.(3)	35,000	2,659,300
Trasportation Co.(3)	90,000	1,217,700
Norfolk Southern Corp.	20,000	1,461,000
		12,168,320
Utilities - 6.0%(1)
United States - 6.0%(1)
Edison Intl.	30,000	1,440,900
PG&E Corp.	35,000	1,492,400
PPL Corp.	60,000	1,849,200
The Southern Company	60,500	2,723,105
Xcel Energy, Inc.	64,000	1,836,800
		9,342,405

Total Common Stock (Cost $81,268,893)		$88,289,283

Master Limited Partnerships and Related Companies - 27.0% (1)
Chemicals - 5.5%(1)
United States - 5.5%(1)
Petrologistics, L.P.	200,000	$3,124,000

Rentech Nitrogen Partners LP(2)	134,100	5,498,100
		8,622,100

Crude Oil/ Refined Products Pipelines and Storage - 5.6%(1)
United States - 5.6%(1)
Cheniere Energy Partners, L.P.(2)	230,000	5,520,000
Tesoro Logistics Partners, L.P.	65,100	3,248,490
		8,768,490
Refining - 10.4%(1)
United States - 10.4%(1)
Calumet Specialty Products Partners, L.P.(2)	185,100	7,100,436
Delek Logistics Partners, L.P.	199,000	5,607,820
Northern Tier Energy, L.P.	125,000	3,618,750
		16,327,006
Upstream - 5.1%(1)
United States - 5.1%(1)
Legacy Reserves, L.P.	93,000	2,453,340
Linn Energy, LLC	42,000	1,596,420
QR Energy, L.P.	225,000	3,917,250
		7,967,010

Shipping - 0.4%(1)
Marshall Islands - 0.4%(1)
Capital Product Partners, L.P.	75,000	599,250

Total Master Limited Partnerships and Related Companies (Cost $36,705,830)		$42,283,856

	Principal
Senior Notes - 26.2%(1)	Amount
Engineering & Construction - 3.3%(1)
United States - 3.3% (1)
Zachry Holdings Inc., 7.500%, due 02/01/2020(4)	5,000,000	$5,175,000

Exploration and Production - 10.9%(1)
United States - 10.9% (1)
Barrett Bill Corp., 7.000%, due 10/15/2022	4,750,000	4,928,125
Comstock Res Inc., 7.750%, due 04/01/2019	5,000,000	5,150,000
Denbury Res Inc., 4.625%, due 07/15/2023	3,000,000	2,947,500
Penn Va Corp., 7.250%, due 04/15/2019	4,000,000	3,950,000
		16,975,625
Metals & Mining - 3.1%(1)
United States - 3.1%(1)
Cliffs Natural Resources Inc., 6.250%, due 10/01/2040	5,000,000	4,920,305

Oil & Gas Services - 2.6%(1)
United States - 2.6%(1)
Key Energy SVCS Inc., 6.750%, due 03/01/2021	4,000,000	4,100,000

Utilities - 6.3%(1)
United States - 6.3%(1)
Calpine Corp., 7.875%, due 01/15/2023(4)	4,000,000	4,450,000
Dolphin Subsidiary II Inc., 7.250%, due 10/15/2021	5,000,000	5,387,500
		9,837,500

Total Senior Notes (Cost $40,510,487)		$41,008,430

Short-Term Investments - Investment Companies - 1.1%(1)	Shares
United States - 1.1% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02%(5)	327,999	$327,999
Fidelity Government Portfolio Fund - Institutional Class, 0.01%(5)	327,999	327,999
Fidelity Money Market Protfolio - Institutional Class, 0.12%(5)	327,999	327,999
First American Government Obligations Fund - Class Z, 0.02%(5)	327,998	327,998
Invesco STIC Prime Portfolio, 0.09% (5)	327,998	327,998

Total Short-Term Investments (Cost $1,639,993)		$1,639,993

Total Investments - 110.7% (1) (Cost $160,125,203)		$173,221,562
Liabilities in Excess of Other Assets - (10.7)%(1)		(16,772,962)
Net Assets Applicable to Common Stockholders - 100.0%(1)		$156,448,600

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(3)	No distribution or dividend was made during the period ended February 28, 2003. As such, it is classified as a non-income producing security as of February 28, 2013.
(4) Restricted security under Rule 144A under the Securities Act of 1933, as amended.
(5) Rate reported is the current yield as of February 28, 2013.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$160,111,118
Gross unrealized appreciation	14,372,794
Gross unrealized depreciation	(1,262,350)
Net unrealized depreciation	$13,110,444

* The above table only reflects tax adjustments through November 30, 2012.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing Renaissance Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2013	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$88,289,283	$88,289,283	$-	$-
Master Limited Partnerships and Related Companies (a)	42,283,856	42,283,856	-	-
Total Equity Securities	130,573,139	130,573,139	-	-
Notes Senior Notes(a)	41,008,430	-	41,008,430	-
Total Notes	41,008,430	-	41,008,430	-
Other
Short Term Investment	1,639,993	1,639,993	-	-
Total Other	1,639,993	1,639,993	-	-
Total	$173,221,562	$132,213,132	$41,008,430	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2013.

There were no transfers between any levels during the period ended February 28, 2013.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended February 28, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Cushing Renaissance Fund

By (Signature and Title)                  /s/ Daniel L. Spears
Daniel L. Spears, President

Date          April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Daniel L. Spears
Daniel L. Spears, President

Date          April 26, 2013

By (Signature and Title)               /s/ John H. Alban
John H. Alban, Treasurer

Date          April 26, 2013